Derivative financial instruments and Short positions (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Hedge Instruments Reference Value [Abstract]
Swap Contracts	R$ 34,513,380	R$ 22,206,615
Interest Rate (DI1 and DIA)	33,861,121	22,206,615
Indexed to Price - IPCA (DAP)	R$ 652,259	R$ 0